Accounts payable (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts payable
Vendor payable	¥ 112,317		¥ 84,643
Shipping charges payable and others	28,167		22,175
Total	140,484	$ 22,045	106,818
Outstanding payment obligations	¥ 20,127		¥ 11,942